SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES ((Loss)/Income Per Share - Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Earnings Per Share, Diluted, Other Disclosures [Abstract]
Share options and non-vested restricted shares outstanding	14,640,968	24,544,023